Related party transactions	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactionsRelated party transactions in the half year ended 30 June 2025 were similar in nature to those disclosed in the Barclays PLC Annual Report 2024. No related party transactions that have taken place in the half year ended 30 June 2025 have materially affected the financial position or the performance of the Group during this period, and there have been no changes to the related party transactions described in the Barclays Annual Report 2024 that have materially affected the financial position or the performance of the Group during this period.